Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	PRE 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Datavault AI Inc.
Entity Central Index Key	0001682149